Revenue - Sales gross-to-net reconciliation (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	kr 161,300
V-Go
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross sales	303,658	kr 0	kr 0
Customer and Contractual price reductions	133,924	0	0
Returns and Sales Reductions	(8,421)	0	0
Net sales	kr 161,313	kr 0	kr 0